Other Receivables and Prepayments (Details) - Schedule of movements of allowance for doubtful accounts - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Movements Of Allowance For Doubtful Accounts Abstract
As of April 1	$ 65,558	$ 62,577
Exchange realignments	2,216	2,981
As of March 31	$ 67,774	$ 65,558